UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY	10041
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: December 31,

Date of reporting period: June 30, 2008

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / JUNE 30, 2008

Legg Mason Partners

Small Cap Growth Fund

Managed by	CLEARBRIDGE ADVISORS

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term growth of capital.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) is the Fund’s subadviser. LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy was lackluster during the six-month reporting period ended June 30, 2008. Looking back, third quarter 2007 U.S. gross domestic product (“GDP”)i growth was 4.8%, its strongest showing in four years. However, continued weakness in the housing market, an ongoing credit crunch and soaring oil and food prices then took their toll on the economy. During the fourth quarter of 2007, GDP growth was -0.2%. First quarter 2008 GDP growth was a modest 0.9%. The advance estimate for second quarter 2008 GDP growth was 1.9%.

The debate continues as to whether or not the U.S. will fall into a recession. However, it is a moot point for many people, as the job market continues to weaken and soaring energy and food prices are tempering consumer spending. In terms of the employment picture, the U.S. Department of Labor reported that payroll employment declined in each of the first six months of 2008, and the unemployment rate rose to 5.5% in May, its highest level since October 2004. Oil prices surpassed $140 a barrel in June 2008, with the average price for a gallon of gas exceeding $4 for the first time ever.ii These factors, coupled with a sputtering housing market, contributed to the Consumer Confidence Index falling for the sixth consecutive month in June 2008, reaching its lowest level since 1992.iii

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)iv to take aggressive and, in some cases, unprecedented actions. Beginning in September 2007, the Fed reduced the federal funds ratev from 5.25% to 4.75%. This marked the first such reduction since June 2003. The Fed then reduced the federal funds rate on six additional occasions through April 2008, bringing the federal funds rate to 2.00%. However, the Fed then shifted gears in the face of mounting inflationary prices and a weakening U.S. dollar. At its meeting in June, the Fed held rates steady and stated: “Recent information indicates that overall economic activity continues to expand, partly reflecting some firming in household spending. However, labor markets have softened further and financial markets remain under considerable stress. Tight credit conditions, the ongoing housing contraction, and the rise in energy prices are likely to weigh on economic growth over the next few quarters.”

Legg Mason Partners Small Cap Growth Fund	I

Letter from the chairman continued

In addition to the interest rate cuts, the Fed took several actions to improve liquidity in the credit markets. In March 2008, the Fed established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. The Fed also increased the maximum term for discount window loans from 30 to 90 days. Then, in mid-March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase.

The U.S. stock market was not for the faint of heart during the reporting period. Stock prices fell during the first three months of the reporting period due, in part, to the severe credit crunch, weakening corporate profits, rising inflation and fears of an impending recession. The market then reversed course and posted positive returns in April and May 2008. The market’s rebound was largely attributed to hopes that the U.S. would skirt a recession and that corporate profits would rebound as the year progressed. Stock prices then moved sharply lower in June, with the S&P 500 Indexvi falling 8.43% for the month. This represented its worst monthly performance since September 2002 and its weakest month of June since the Great Depression in 1930. All told, the S&P 500 Index returned -11.91% during the six-month reporting period ended June 30, 2008, and as of that date was almost 20% lower than its peak in October 2007.

Looking at the U.S. stock market more closely, mid-cap stocks outperformed their small- and large-cap counterparts, as the Russell Midcapvii, Russell 2000viii and Russell 1000ix Indexes returned -7.57%, -9.37% and -11.20%, respectively, during the six-month period ended June 30, 2008. From an investment style perspective, growth stocks outperformed value stocks on a relative basis, with the Russell 3000 Growthx and Russell 3000 Valuexi Indexes returning -9.04% and -13.28%, respectively.

II	Legg Mason Partners Small Cap Growth Fund

Performance review

For the six months ended June 30, 2008, Class A shares of Legg Mason Partners Small Cap Growth Fund, excluding sales charges, returned -5.59%. The Fund’s unmanaged benchmark, the Russell 2000 Growth Indexxii, returned -8.93% for the same period. The Russell 2000 Index returned -9.37% and the Lipper Small-Cap Growth Funds Category Average1 returned -11.82% for the same period.

PERFORMANCE SNAPSHOT as of June 30, 2008 (excluding sales charges) (unaudited)
6 MONTHS (not annualized)
Small Cap Growth Fund — Class A Shares	-5.59%
Russell 2000 Growth Index	-8.93%
Russell 2000 Index	-9.37%
Lipper Small-Cap Growth Funds Category Average[1]	-11.82%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.
Excluding sales charges, Class 1 shares[2] returned -5.48%, Class B shares returned -6.17%, Class C shares returned -6.02%, Class I shares returned -5.41%, Class R shares returned -5.66% and Class FI shares returned -5.48% over the six months ended June 30, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.
Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.
TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Fund’s most current prospectus dated April 28, 2008, the gross total operating expenses for Class 1, Class A, Class B, Class C, Class I, Class R and Class FI shares were 1.71%, 1.30%, 2.33%, 2.03%, 0.80%, 1.35% and 1.08%, respectively.
As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class 1 shares will not exceed the total net annual operating expenses of Class A shares less the 12b-1 differential of 0.25%. This expense limitation may be reduced or terminated at any time.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 618 funds in the Fund’s Lipper category, and excluding sales charges.

[2]

Effective July 27, 2007, the Fund’s Class 1 shares are closed to all new purchases and incoming exchanges. Investors owning Class 1 shares on that date are permitted to continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

Legg Mason Partners Small Cap Growth Fund	III

Letter from the chairman continued

Special shareholder notice

Effective April 28, 2008, the Russell 2000 Growth Index is the Fund’s sole benchmark. The Russell 2000 Growth Index was designated as the Fund’s sole benchmark as it is better aligned with the Fund’s investment strategies than the Russell 2000 Index.

Information about your fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the “Notes to financial statements” included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 31, 2008

IV	Legg Mason Partners Small Cap Growth Fund

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Investments in foreign securities are subject to certain risks of overseas investing, including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	Source: Bloomberg, 7/08.

iii	Source: The Conference Board, 7/08.

iv

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

[v]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

vii

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

viii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ix

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

[x]

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

xi	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xii	The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Legg Mason Partners Small Cap Growth Fund	V

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investment — June 30, 2008

Legg Mason Partners Small Cap Growth Fund 2008 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2008 and held for the six months ended June 30, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN WITHOUT SALES CHARGES[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Class 1	(5.48)%	$1,000.00	945.20	0.94%	$4.55
Class A	(5.59)	1,000.00	944.10	1.19	5.75
Class B	(6.17)	1,000.00	938.30	2.30	11.08
Class C	(6.02)	1,000.00	939.80	2.01	9.69
Class I	(5.41)	1,000.00	945.90	0.80	3.87
Class R	(5.66)	1,000.00	943.40	1.30	6.28
Class FI	(5.48)	1,000.00	945.20	1.10	5.32

[1]	For the six months ended June 30, 2008.

[2]

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

2	Legg Mason Partners Small Cap Growth Fund 2008 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class 1	5.00%	$1,000.00	$1,020.19	0.94%	$4.72
Class A	5.00	1,000.00	1,018.95	1.19	5.97
Class B	5.00	1,000.00	1,013.43	2.30	11.51
Class C	5.00	1,000.00	1,014.87	2.01	10.07
Class I	5.00	1,000.00	1,020.89	0.80	4.02
Class R	5.00	1,000.00	1,018.40	1.30	6.52
Class FI	5.00	1,000.00	1,019.39	1.10	5.52

[1]	For the six months ended June 30, 2008.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Small Cap Growth Fund 2008 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2008

LEGG MASON PARTNERS SMALL CAP GROWTH FUND
SHARES	SECURITY	VALUE

COMMON STOCKS — 91.4%
CONSUMER DISCRETIONARY — 7.7%
	Hotels, Restaurants & Leisure — 1.7%
575,700	Burger King Holdings Inc.	$15,423,003
	Media — 3.6%
443,210	Focus Media Holding Ltd., ADR*	12,285,781
1,905,240	Lions Gate Entertainment Corp.*	19,738,287
	Total Media	32,024,068
	Specialty Retail — 2.4%
412,800	Ross Stores Inc.	14,662,656
227,200	Urban Outfitters Inc.*	7,086,368
	Total Specialty Retail	21,749,024
	TOTAL CONSUMER DISCRETIONARY	69,196,095
CONSUMER STAPLES — 1.8%
	Food & Staples Retailing — 1.3%
492,299	Casey’s General Stores Inc.	11,406,568
	Personal Products — 0.5%
329,130	Nu Skin Enterprises Inc., Class A Shares	4,910,619
	TOTAL CONSUMER STAPLES	16,317,187
ENERGY — 10.8%
	Energy Equipment & Services — 5.3%
1,274,300	ION Geophysical Corp.*	22,236,535
253,260	Key Energy Services Inc.*	4,918,309
515,620	North American Energy Partners Inc.*	11,178,642
966,890	Parker Drilling Co.*	9,678,569
	Total Energy Equipment & Services	48,012,055
	Oil, Gas & Consumable Fuels — 5.5%
288,495	GMX Resources Inc.*	21,377,479
197,920	Range Resources Corp.	12,971,677
237,070	SandRidge Energy Inc.*	15,309,981
	Total Oil, Gas & Consumable Fuels	49,659,137
	TOTAL ENERGY	97,671,192
FINANCIALS — 4.1%
	Capital Markets — 1.7%
171,385	Affiliated Managers Group Inc.*	15,434,933
	Diversified Financial Services — 0.4%
998,283	Primus Guaranty Ltd.*	2,905,004
	Real Estate Investment Trusts (REITs) — 1.6%
73,912	Alexandria Real Estate Equities Inc.	7,194,594
217,700	CB Richard Ellis Group Inc., Class A Shares*	4,179,840

See Notes to Financial Statements.

4	Legg Mason Partners Small Cap Growth Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS SMALL CAP GROWTH FUND
SHARES	SECURITY	VALUE

	Real Estate Investment Trusts (REITs) — 1.6% continued
282,200	Gramercy Capital Corp.	$3,270,698
	Total Real Estate Investment Trusts (REITs)	14,645,132
	Thrifts & Mortgage Finance — 0.4%
614,000	Clayton Holdings Inc.*	3,665,580
	TOTAL FINANCIALS	36,650,649
HEALTH CARE — 12.6%
	Biotechnology — 5.1%
168,900	Acorda Therapeutics Inc.*	5,544,987
278,780	Alexion Pharmaceuticals Inc.*	20,211,550
1,222,900	ARIAD Pharmaceuticals Inc.*	2,934,960
466,300	BioMarin Pharmaceutical Inc.*	13,513,374
168,600	Infinity Pharmaceuticals Inc.*	1,321,824
621,950	Senomyx Inc.*	3,066,213
	Total Biotechnology	46,592,908
	Health Care Equipment & Supplies — 2.7%
665,520	Hologic Inc.*	14,508,336
220,696	Integra LifeSciences Holdings Corp.*	9,816,558
	Total Health Care Equipment & Supplies	24,324,894
	Health Care Providers & Services — 2.2%
282,040	Owens & Minor Inc.	12,886,408
144,502	Pediatrix Medical Group Inc.*	7,113,833
	Total Health Care Providers & Services	20,000,241
	Health Care Technology — 0.4%
301,800	Vital Images Inc.*	3,754,392
	Pharmaceuticals — 2.2%
151,600	Auxilium Pharmaceuticals Incorporated*	5,096,792
229,500	Endo Pharmaceuticals Holdings Inc.*	5,551,605
228,260	XenoPort Inc.*	8,908,988
	Total Pharmaceuticals	19,557,385
	TOTAL HEALTH CARE	114,229,820
INDUSTRIALS — 18.7%
	Aerospace & Defense — 2.4%
673,833	Orbital Sciences Corp.*	15,875,505
1,183,400	Taser International Inc.*	5,905,166
	Total Aerospace & Defense	21,780,671
	Building Products — 1.0%
244,405	NCI Building Systems Inc.*	8,976,996
	Commercial Services & Supplies — 3.2%
476,450	Corrections Corporation of America*	13,088,082
242,700	Herman Miller Inc.	6,040,803

See Notes to Financial Statements.

Legg Mason Partners Small Cap Growth Fund 2008 Semi-Annual Report	5

Schedule of investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS SMALL CAP GROWTH FUND
SHARES	SECURITY	VALUE

	Commercial Services & Supplies — 3.2% continued
518,170	Taleo Corp., Class A Shares*	$10,150,950
	Total Commercial Services & Supplies	29,279,835
	Construction & Engineering — 4.1%
512,400	Dycom Industries Inc.*	7,440,048
386,900	Quanta Services Inc.*	12,872,163
276,900	Shaw Group Inc.*	17,109,651
	Total Construction & Engineering	37,421,862
	Electrical Equipment — 2.2%
732,400	JA Solar Holdings Co. Ltd., ADR*	12,340,940
198,200	Thomas & Betts Corp.*	7,501,870
	Total Electrical Equipment	19,842,810
	Machinery — 3.4%
234,160	AGCO Corp.*	12,272,326
502,500	IDEX Corp.	18,512,100
	Total Machinery	30,784,426
	Trading Companies & Distributors — 2.4%
481,840	MSC Industrial Direct Co. Inc., Class A Shares	21,253,962
	TOTAL INDUSTRIALS	169,340,562
INFORMATION TECHNOLOGY — 27.7%
	Communications Equipment — 4.8%
1,449,320	3Com Corp.*	3,072,558
800,000	Comverse Technology Inc.*	13,560,000
494,220	F5 Networks Inc.*	14,045,732
223,285	NETGEAR Inc.*	3,094,730
672,481	Tekelec*	9,892,196
	Total Communications Equipment	43,665,216
	Electronic Equipment & Instruments — 1.3%
120,330	Mettler-Toledo International Inc.*	11,414,504
	Internet Software & Services — 7.0%
825,900	Alibaba.com Ltd.*	1,165,156
62,210	Baidu.com Inc., ADR*	19,469,242
516,980	Digital River Inc.*	19,945,088
231,240	Mercadolibre Inc.*	7,975,468
350,000	SINA Corp.*	14,892,500
	Total Internet Software & Services	63,447,454
	IT Services — 1.7%
1,168,230	Online Resources Corp.*	9,754,721
247,200	Wright Express Corp.*	6,130,560
	Total IT Services	15,885,281

See Notes to Financial Statements.

6	Legg Mason Partners Small Cap Growth Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS SMALL CAP GROWTH FUND
SHARES	SECURITY	VALUE

	Semiconductors & Semiconductor Equipment — 2.4%
890,680	Cirrus Logic Inc.*	$4,952,181
2,696,762	LSI Corp.*	16,558,119
	Total Semiconductors & Semiconductor Equipment	21,510,300
	Software — 10.5%
470,790	Aspen Technology Inc.*	6,261,507
574,100	Blackboard Inc.*	21,947,843
679,850	Citrix Systems Inc.*	19,994,388
2,476,670	Lawson Software Inc.*	18,005,391
56,100	MICROS Systems Inc.*	1,710,489
114,060	Software AG	6,922,176
801,310	Sourcefire Inc.*	6,194,126
341,200	Ulticom Inc.*	2,900,200
471,770	Verint Systems Inc.*	11,077,160
	Total Software	95,013,280
	TOTAL INFORMATION TECHNOLOGY	250,936,035
MATERIALS — 1.9%
	Chemicals — 0.5%
223,220	Valspar Corp.	4,221,090
	Metals & Mining — 1.4%
154,950	Compass Minerals International Inc.	12,482,772
	TOTAL MATERIALS	16,703,862
TELECOMMUNICATION SERVICES — 3.4%
	Diversified Telecommunication Services — 0.7%
547,200	Citizens Communications Co.	6,205,248
	Wireless Telecommunication Services — 2.7%
364,710	American Tower Corp., Class A Shares*	15,408,997
100,212	Crown Castle International Corp.*	3,881,211
156,190	SBA Communications Corp., Class A*	5,624,402
	Total Wireless Telecommunication Services	24,914,610
	TOTAL TELECOMMUNICATION SERVICES	31,119,858
UTILITIES — 2.7%
	Electric Utilities — 2.7%
485,840	ITC Holdings Corp.	24,831,282
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $745,913,289)	826,996,542

See Notes to Financial Statements.

Legg Mason Partners Small Cap Growth Fund 2008 Semi-Annual Report	7

Schedule of investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS SMALL CAP GROWTH FUND
FACE AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENT — 8.9%
	Repurchase Agreement — 8.9%
$80,034,000	Interest in $1,000,000,000 joint tri-party repurchase agreement dated 6/30/08 with Greenwich Capital Markets Inc., 2.500% due 7/1/08; Proceeds at maturity — $80,039,558; (Fully collateralized by various U.S. government agency obligations, 2.465% to 7.250% due 10/15/08 to 1/15/30; Market value — $81,634,779) (Cost — $80,034,000)	$80,034,000
	TOTAL INVESTMENTS — 100.3% (Cost — $825,947,289#)	907,030,542
	Liabilities in Excess of Other Assets — (0.3)%	(2,393,294)
	TOTAL NET ASSETS — 100.0%	$904,637,248

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR	—American Depositary Receipt

See Notes to Financial Statements.

8	Legg Mason Partners Small Cap Growth Fund 2008 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2008

ASSETS:
Investments, at value (Cost — $825,947,289)	$907,030,542
Receivable for securities sold	3,348,077
Receivable for Fund shares sold	937,745
Dividends and interest receivable	342,894
Prepaid expenses	99,310
Total Assets	911,758,568
LIABILITIES:
Payable for Fund shares repurchased	2,851,274
Payable for securities purchased	2,495,934
Investment management fee payable	578,413
Due to custodian	350,162
Distribution fees payable	241,622
Trustees’ fees payable	2,697
Accrued expenses	601,218
Total Liabilities	7,121,320
TOTAL NET ASSETS	$904,637,248
NET ASSETS:
Par value (Note 7)	$597
Paid-in capital in excess of par value	869,788,177
Accumulated net investment loss	(2,589,328)
Accumulated net realized loss on investments, options written and foreign currency transactions	(43,645,550)
Net unrealized appreciation on investments and foreign currencies	81,083,352
TOTAL NET ASSETS	$904,637,248

See Notes to Financial Statements.

Legg Mason Partners Small Cap Growth Fund 2008 Semi-Annual Report	9

Statement of assets and liabilities (unaudited) continued

June 30, 2008

Shares Outstanding:
Class 1	298,768
Class A	34,273,218
Class B	4,727,874
Class C	6,031,722
Class I	14,193,223
Class R	123,461
Class FI	23,611
Net Asset Value:
Class 1 (and redemption price)	$15.41
Class A (and redemption price)	$15.39
Class B*	$13.69
Class C*	$13.90
Class I (and redemption price)	$15.62
Class R (and redemption price)	$15.35
Class FI (and redemption price)	$15.41
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$16.33

*	Redemption price is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 3).

See Notes to Financial Statements.

10	Legg Mason Partners Small Cap Growth Fund 2008 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2008

INVESTMENT INCOME:
Dividends	$2,480,078
Interest	739,973
Less: Foreign taxes withheld	(20,896)
Total Investment Income	3,199,155
EXPENSES:
Investment management fee (Note 3)	3,422,319
Distribution fees (Note 3 and 5)	1,431,823
Transfer agent fees (Note 5)	1,040,123
Registration fees	95,766
Legal fees	53,872
Shareholder reports (Note 5)	39,620
Trustees’ fees	27,774
Audit and tax	13,468
Insurance	6,337
Custody fees	4,872
Miscellaneous expenses	7,326
Total Expenses	6,143,300
Less: Fee waivers and/or expense reimbursements (Note 3)	(432,984)
Net Expenses	5,710,316
NET INVESTMENT LOSS	(2,511,161)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 4):
Net Realized Gain (Loss) From:
Investment transactions	(16,552,054)
Options written	145,898
Foreign currency transactions	(2,455)
Net Realized Loss	(16,408,611)
Change in Net Unrealized Appreciation/Depreciation From:
Investments	(41,588,503)
Foreign currencies	87
Change in Net Unrealized Appreciation/Depreciation	(41,588,416)
Net Loss on Investments, Options Written and Foreign Currency Transactions	(57,997,027)
DECREASE IN NET ASSETS FROM OPERATIONS	$(60,508,188)

See Notes to Financial Statements.

Legg Mason Partners Small Cap Growth Fund 2008 Semi-Annual Report	11

Statements of changes in net assets

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (unaudited) AND THE YEAR ENDED DECEMBER 31, 2007	2008	2007
OPERATIONS:
Net investment loss	$(2,511,161)	$(4,014,183)
Net realized gain (loss)	(16,408,611)	83,174,340
Change in net unrealized appreciation/depreciation	(41,588,416)	19,134,847
Increase (Decrease) in Net Assets From Operations	(60,508,188)	98,295,004
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net realized gains	(26,065,878)	(51,544,540)
Decrease in Net Assets From Distributions to Shareholders	(26,065,878)	(51,544,540)
FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	87,123,215	312,180,914
Reinvestment of distributions	24,881,011	46,797,779
Cost of shares repurchased	(156,890,191)	(259,283,554)
Net assets of shares issued in connection with merger (Note 8)	—	290,687,138
Increase (Decrease) in Net Assets From Fund Share Transactions	(44,885,965)	390,382,277
INCREASE (DECREASE) IN NET ASSETS	(131,460,031)	437,132,741
NET ASSETS:
Beginning of period	1,036,097,279	598,964,538
End of period*	$904,637,248	$1,036,097,279
* Includes accumulated net investment loss of:	$(2,589,328)	$(78,167)

See Notes to Financial Statements.

12	Legg Mason Partners Small Cap Growth Fund 2008 Semi-Annual Report

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS 1 SHARES[1]	2008[2]	2007[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$16.75	$15.79
INCOME (LOSS) FROM OPERATIONS:
Net investment loss	(0.02)	(0.05)
Net realized and unrealized gain (loss)	(0.87)	1.75
Total income (loss) from operations	(0.89)	1.70
LESS DISTRIBUTIONS FROM:
Net realized gains	(0.45)	(0.74)
Total distributions	(0.45)	(0.74)
NET ASSET VALUE, END OF PERIOD	$15.41	$16.75
Total return[4]	(5.48)%	10.85%
NET ASSETS, END OF PERIOD (000s)	$4,604	$5,381
RATIOS TO AVERAGE NET ASSETS:
Gross expenses[5]	1.62%	1.70%
Net expenses[5,6,7]	0.94	1.12
Net investment loss[5]	(0.24)	(0.34)
PORTFOLIO TURNOVER RATE	19%	78%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2008 (unaudited).

[3]	For the period March 2, 2007 (inception date) to December 31, 2007.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Total annual fund operating expenses for Class 1 shares will be voluntarily capped at a level 25 basis points lower than total annual fund operating expenses for the fund’s Class A shares. This represents the difference in 12b-1 fees between Class A and Class 1.

See Notes to Financial Statements.

Legg Mason Partners Small Cap Growth Fund 2008 Semi-Annual Report	13

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2008[2]	2007	2006[3]	2005[3]	2004[3]	2003[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$16.75	$16.11	$14.98	$15.50	$13.45	$ 8.91
INCOME (LOSS) FROM OPERATIONS:
Net investment loss	(0.04)	(0.06)	(0.06)	(0.03)	(0.02)	(0.07)
Net realized and unrealized gain (loss)	(0.87)	1.59	1.92	0.78	2.07	4.61
Total income (loss) from operations	(0.91)	1.53	1.86	0.75	2.05	4.54
LESS DISTRIBUTIONS FROM:
Net realized gains	(0.45)	(0.89)	(0.73)	(1.27)	—	—
Total distributions	(0.45)	(0.89)	(0.73)	(1.27)	—	—
NET ASSET VALUE, END OF PERIOD	$15.39	$16.75	$16.11	$14.98	$15.50	$13.45
Total return[4]	(5.59)%	9.68%	12.41%	4.82%	15.24%	50.95%
NET ASSETS, END OF PERIOD (000s)	$527,496	$582,025	$430,716	$366,133	$327,973	$261,492
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.31%[5]	1.29%	1.21%[6]	1.15%	1.21%	1.29%
Net expenses	1.19 [5,7,8]	1.13 [7,8]	1.21 [6,7]	1.15	1.21 [7]	1.29
Net investment loss	(0.49)[5]	(0.35)	(0.37)	(0.23)	(0.13)	(0.65)
PORTFOLIO TURNOVER RATE	19%	78%	94%	117%	130%	143%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2008 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.19% and 1.18%, respectively.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Effective as of the close of business on March 2, 2007, as a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares would not exceed 1.12% until May 1, 2008.

See Notes to Financial Statements.

14	Legg Mason Partners Small Cap Growth Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS B SHARES[1]	2008[2]	2007	2006[3]	2005[3]	2004[3]	2003[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$15.04	$14.68	$13.84	$14.55	$12.74	$ 8.51
INCOME (LOSS) FROM OPERATIONS:
Net investment loss	(0.11)	(0.19)	(0.19)	(0.18)	(0.13)	(0.14)
Net realized and unrealized gain (loss)	(0.79)	1.44	1.76	0.74	1.94	4.37
Total income (loss) from operations	(0.90)	1.25	1.57	0.56	1.81	4.23
LESS DISTRIBUTIONS FROM:
Net realized gains	(0.45)	(0.89)	(0.73)	(1.27)	—	—
Total distributions	(0.45)	(0.89)	(0.73)	(1.27)	—	—
NET ASSET VALUE, END OF PERIOD	$13.69	$15.04	$14.68	$13.84	$14.55	$12.74
Total return[4]	(6.17)%	8.71%	11.33%	3.82%	14.21%	49.71%
NET ASSETS, END OF PERIOD (000s)	$64,725	$81,191	$22,173	$27,349	$33,608	$40,560
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	2.47%[5]	2.32%	2.16%[6]	2.17%	2.09%	2.13%
Net expenses	2.30 [5,7,8]	2.05 [7,8]	2.16 [6,7]	2.17	2.09 [7]	2.13
Net investment loss	(1.60)[5]	(1.27)	(1.32)	(1.26)	(1.02)	(1.43)
PORTFOLIO TURNOVER RATE	19%	78%	94%	117%	130%	143%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2008 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 2.14%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Effective as of the close of business on March 2, 2007, as a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class B shares would not exceed 2.26% until May 1, 2008.

See Notes to Financial Statements.

Legg Mason Partners Small Cap Growth Fund 2008 Semi-Annual Report	15

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS C SHARES[1]	2008[2]	2007	2006[3]	2005[3]	2004[3]	2003[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$15.24	$14.84	$13.97	$14.66	$12.83	$ 8.57
INCOME (LOSS) FROM OPERATIONS:
Net investment loss	(0.09)	(0.18)	(0.18)	(0.16)	(0.12)	(0.15)
Net realized and unrealized gain (loss)	(0.80)	1.47	1.78	0.74	1.95	4.41
Total income (loss) from operations	(0.89)	1.29	1.60	0.58	1.83	4.26
LESS DISTRIBUTIONS FROM:
Net realized gains	(0.45)	(0.89)	(0.73)	(1.27)	—	—
Total distributions	(0.45)	(0.89)	(0.73)	(1.27)	—	—
NET ASSET VALUE, END OF PERIOD	$13.90	$15.24	$14.84	$13.97	$14.66	$12.83
Total return[4]	(6.02)%	8.89%	11.44%	3.93%	14.26%	49.71%
NET ASSETS, END OF PERIOD (000s)	$83,848	$96,387	$50,389	$54,994	$59,196	$52,044
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	2.08%[5]	2.02%	2.05%[6]	2.04%	2.01%	2.06%
Net expenses	2.01 [5,7,8]	1.92 [7,8]	2.05 [6,7]	2.04	2.01 [7]	2.06
Net investment loss	(1.31)[5]	(1.13)	(1.21)	(1.12)	(0.94)	(1.43)
PORTFOLIO TURNOVER RATE	19%	78%	94%	117%	130%	143%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2008 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 2.03%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Effective as of the close of business on March 2, 2007, as a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares would not exceed 1.95% until May 1, 2008.

See Notes to Financial Statements.

16	Legg Mason Partners Small Cap Growth Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS I SHARES[1]	2008[2]	2007[3]	2006[4]	2005[4]	2004[4,5]
NET ASSET VALUE, BEGINNING OF PERIOD	$16.96	$16.25	$15.04	$15.51	$13.99
INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)	(0.01)	0.00 [6]	0.00 [6]	0.02	0.01
Net realized and unrealized gain (loss)	(0.88)	1.60	1.94	0.78	1.51
Total income (loss) from operations	(0.89)	1.60	1.94	0.80	1.52
LESS DISTRIBUTIONS FROM:
Net realized gains	(0.45)	(0.89)	(0.73)	(1.27)	—
Total distributions	(0.45)	(0.89)	(0.73)	(1.27)	—
NET ASSET VALUE, END OF PERIOD	$15.62	$16.96	$16.25	$15.04	$15.51
Total return[7]	(5.41)%	10.03%	12.89%	5.14%	10.90%
NET ASSETS, END OF PERIOD (000s)	$221,706	$270,164	$92,248	$67,685	$58,197
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.80%[8]	0.79%	0.84%[9]	0.81%	0.88%[8]
Net expenses	0.80 [8]	0.79	0.83 [9,10]	0.81	0.88 [8]
Net investment income (loss)	(0.10)[8]	0.01	0.00 [6]	0.12	0.38 [8]
PORTFOLIO TURNOVER RATE	19%	78%	94%	117%	130%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2008 (unaudited).

[3]	As of March 2, 2007, Class O shares were converted to Class I shares.

[4]	For a share of capital stock outstanding for the periods prior to April 16, 2007.

[5]	For the period November 1, 2004 (inception date) to December 31, 2004.

[6]	Amount represents less than $0.01 per share.

[7]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.81%.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Small Cap Growth Fund 2008 Semi-Annual Report	17

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS R SHARES[1]	2008[2]	2007	2006[3,4]
NET ASSET VALUE, BEGINNING OF PERIOD	$16.72	$16.11	$16.17
INCOME (LOSS) FROM OPERATIONS:
Net investment loss	(0.04)	(0.05)	(0.00)[5]
Net realized and unrealized gain (loss)	(0.88)	1.55	(0.06)
Total income (loss) from operations	(0.92)	1.50	(0.06)
LESS DISTRIBUTIONS FROM:
Net realized gains	(0.45)	(0.89)	—
Total distributions	(0.45)	(0.89)	—
NET ASSET VALUE, END OF PERIOD	$15.35	$16.72	$16.11
Total return[6]	(5.66)%	9.50%	(0.37)%
NET ASSETS, END OF PERIOD (000s)	$1,895	$827	$10
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.30%[7]	1.34%	1.49%[7,8]
Net expenses	1.30 [7]	1.34	1.49 [7,8]
Net investment loss	(0.57)[7]	(0.30)	(1.33)[7]
PORTFOLIO TURNOVER RATE	19%	78%	94%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2008 (unaudited).

[3]	For the period December 28, 2006 (inception date) to December 31, 2006.

[4]	Represents a share of capital stock outstanding prior to April 16, 2007.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.45%.

See Notes to Financial Statements.

18	Legg Mason Partners Small Cap Growth Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS FI SHARES[1]	2008[2]	2007[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$16.75	$16.59
INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)	(0.03)	0.00 [4]
Net realized and unrealized gain (loss)	(0.86)	0.16
Total income (loss) from operations	(0.89)	0.16
LESS DISTRIBUTIONS FROM:
Net realized gains	(0.45)	—
Total distributions	(0.45)	—
NET ASSET VALUE, END OF PERIOD	$15.41	$16.75
Total return[5]	(5.48)%	0.96%
NET ASSETS, END OF PERIOD (000s)	$364	$122
RATIOS TO AVERAGE NET ASSETS:
Gross expenses[6]	1.10%	1.07%
Net expenses[6]	1.10	1.07
Net investment income (loss)[6]	(0.35)	1.63
PORTFOLIO TURNOVER RATE	19%	78%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2008 (unaudited).

[3]	For the period December 20, 2007 (inception date) to December 31, 2007.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

See Notes to Financial Statements.

Legg Mason Partners Small Cap Growth Fund 2008 Semi-Annual Report	19

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Partners Small Cap Growth Fund (the “Fund”) is a separate, diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may

20	Legg Mason Partners Small Cap Growth Fund 2008 Semi-Annual Report

incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Legg Mason Partners Small Cap Growth Fund 2008 Semi-Annual Report	21

Notes to financial statements (unaudited) continued

(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs.

(f) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Class accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value

22	Legg Mason Partners Small Cap Growth Fund 2008 Semi-Annual Report

based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	June 30, 2008	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in Securities	$907,030,542	$826,996,542	$80,034,000	—

3. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) is the Fund’s subadviser. LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

Legg Mason Partners Small Cap Growth Fund 2008 Semi-Annual Report	23

Notes to financial statements (unaudited) continued

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of cash and short-term investments. For its services, LMPFA pays ClearBridge 70% of the net management fee it receives from the Fund.

LMPFA has contractually agreed to waive fees and/or reimburse expenses (other than brokerage, taxes and extraordinary expenses) to limit the total annual operating expenses to 1.12% for Class A, 2.26% for Class B and 1.95% for Class C until May 1, 2008.

Class 1 shares total expense will be voluntarily capped at the Class A shares 12b-1 differential level of 25 basis points lower than the Fund’s Class A shares.

During the six months ended June 30, 2008, LMPFA reimbursed expenses for the Fund amounting to $432,984.

Effective January 1, 2008, the manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Fund’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge. Class I shares have no initial CDSC.

Effective July 27, 2007, the Fund’s Class 1 shares were closed to all purchases and incoming exchanges. Investors owning Class 1 shares on that date may continue to maintain their current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

24	Legg Mason Partners Small Cap Growth Fund 2008 Semi-Annual Report

For the six months ended June 30, 2008, LMIS and its affiliates received sales charges of approximately $31,000 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2008, CDSCs paid to LMIS and its affiliates were approximately:

	CLASS A		CLASS B	CLASS C
CDSCs	$0	*	$15,000	$0	*

*	Amount represents less than $1,000.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

4. Investments

During the six months ended June 30, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were substantially as follows:

Purchases	$164,927,588
Sales	256,945,007

At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$172,733,587
Gross unrealized depreciation	(91,650,334)
Net unrealized appreciation	$81,083,253

During the six months ended June 30, 2008, written option transactions for the Fund were as follows:

	NUMBER OF CONTRACTS	PREMIUMS
Options written, outstanding December 31, 2007	—	—
Options written	387	$145,898
Options closed	—	—
Options expired	(387)	(145,898)
Options written, outstanding June 30, 2008	—	—

5. Class specific expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B, C, R and FI shares calculated at the annual rate of 0.25% of the average daily net assets of each class, respectively. The Fund also pays a distribution fee with respect to its Class B, C and R shares calculated at the annual rate of 0.75%, 0.75% and 0.25% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

Legg Mason Partners Small Cap Growth Fund 2008 Semi-Annual Report	25

Notes to financial statements (unaudited) continued

For the six months ended June 30, 2008, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES
Class 1	—	$16,940	$2,286
Class A	$658,188	680,592	22,080
Class B	343,082	219,354	11,694
Class C	426,918	122,276	747
Class I	—	912	2,788
Class R	3,357	23	8
Class FI	278	26	17
Total	$1,431,823	$1,040,123	$39,620

6. Distributions to shareholders by class

	SIX MONTHS ENDED JUNE 30, 2008	YEAR ENDED DECEMBER 31, 2007
Net Realized Gains:
Class 1	$130,234	$228,363	†
Class A	14,997,516	28,795,567
Class B	2,066,414	4,070,544
Class C	2,633,708	4,961,996
Class I	6,174,313	13,434,356
Class R	53,828	24,389
Class FI	9,865	—
Class O‡	—	29,325
Total	$26,065,878	$51,544,540

†	For the period March 2, 2007 (inception date) to December 31, 2007.

‡	As of March 2, 2007. Class O shares were converted to Class 1 shares.

7. Shares of beneficial interest

At June 30, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Prior to April 16, 2007, the Fund was a series of Legg Mason Partners Series Funds, Inc. (the “Series Fund”). The Series Fund had 10 billion shares of capital stock authorized with a par value of $0.001 per share.

26	Legg Mason Partners Small Cap Growth Fund 2008 Semi-Annual Report

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED JUNE 30, 2008		YEAR ENDED DECEMBER 31, 2007
	SHARES	AMOUNT	SHARES		AMOUNT
Class 1
Shares sold	—	—	6,174	†	$104,463	†
Shares issued on reinvestment	8,005	$130,234	13,855	†	228,190	†
Shares repurchased	(30,431)	(462,187)	(52,617	)†	(891,368	)†
Shares issued with merger	—	—	353,782	†	5,584,680	†
Net increase (decrease)	(22,426)	$(331,953)	321,194	†	$5,025,965	†
Class A
Shares sold	3,192,215	$49,310,287	5,918,660		$99,665,136
Shares issued on reinvestment	883,034	14,349,305	1,651,700		27,114,170
Shares repurchased	(4,543,485)	(69,922,193)	(9,668,188)		(164,420,263)
Shares issued with merger	—	—	10,104,945		159,512,314
Net increase (decrease)	(468,236)	$(6,262,601)	8,007,117		$121,871,357
Class B
Shares sold	213,112	$2,963,544	340,255		$5,274,721
Shares issued on reinvestment	139,322	2,014,596	265,811		3,929,178
Shares repurchased	(1,024,654)	(14,231,228)	(1,759,076)		(27,210,297)
Shares issued with merger	—	—	5,042,457		72,346,792
Net increase (decrease)	(672,220)	$(9,253,088)	3,889,447		$54,340,394
Class C
Shares sold	789,400	$11,056,748	1,419,557		$22,141,518
Shares issued on reinvestment	157,438	2,311,188	288,189		4,314,655
Shares repurchased	(1,240,820)	(17,408,025)	(2,185,768)		(34,063,413)
Shares issued with merger	—	—	3,409,176		49,478,715
Net increase (decrease)	(293,982)	$(4,040,089)	2,931,154		$41,871,475
Class I
Shares sold	1,410,129	$22,095,824	11,027,324		$183,867,504
Shares issued on reinvestment	364,584	6,011,994	669,098		11,158,305
Shares repurchased	(3,507,756)	(54,514,567)	(1,683,844)		(29,104,703)
Shares issued with merger	—	—	236,293		3,764,637
Net increase (decrease)	(1,733,043)	$(26,406,749)	10,248,871		$169,685,743
Class R
Shares sold	92,526	$1,440,943	49,652		$850,279
Shares issued on reinvestment	3,323	53,828	1,484		24,389
Shares repurchased	(21,844)	(346,244)	(2,298)		(38,538)
Net increase	74,005	$1,148,527	48,838		$836,130

Legg Mason Partners Small Cap Growth Fund 2008 Semi-Annual Report	27

Notes to financial statements (unaudited) continued

	SIX MONTHS ENDED JUNE 30, 2008		YEAR ENDED DECEMBER 31, 2007
	SHARES	AMOUNT	SHARES		AMOUNT
Class FI
Shares sold	16,080	$255,869	7,300	‡	$121,429	‡
Shares issued on reinvestment	606	9,866	—		—
Shares repurchased	(375)	(5,747)	—		—
Net increase	16,311	$259,988	7,300	‡	$121,429	‡
Class O*
Shares sold	—	—	9,124		$155,864
Shares issued on reinvestment	—	—	1,754		28,892
Shares repurchased	—	—	(218,795)		(3,554,972)
Net decrease	—	—	(207,917)		$(3,370,216)

†	For the period March 2, 2007 (inception date) to December 31, 2007.

‡	For the period December 20, 2007 (inception date) to December 31, 2007.

*	As of March 2007, Class O shares were converted to Class I shares.

8. Transfer of net assets

On March 2, 2007, the Fund acquired the assets and certain liabilities of the Legg Mason Partners Small Cap Growth Fund and the Legg Mason Partners Small Cap Growth Opportunities Fund, pursuant to a plan of reorganization approved by Legg Mason Partners Small Cap Growth Fund and Legg Mason Partners Small Cap Growth Opportunities Fund shareholders. Total shares issued by the Fund and the total net assets of the Legg Mason Partners Small Cap Growth Fund and Legg Mason Partners Small Cap Growth Opportunities Fund on the date of the transfer were as follows:

ACQUIRED FUND	SHARES ISSUED BY THE FUND	TOTAL NET ASSETS OF THE ACQUIRED FUND
Legg Mason Partners Small Cap Growth Fund	14,270,720	$217,089,810
Legg Mason Partners Small Cap Growth Opportunities Fund	4,875,933	73,597,328

As part of the reorganization, for each share they held, shareholders of Legg Mason Partners Small Cap Growth Fund Class A, Class B, Class C, Class I and Class 1 received 0.687608, 0.718146, 0.722725, 0.681285 and 0.689236 shares of the Fund’s Class A, Class B, Class C, Class I and Class 1 shares, respectively. Also, as part of the reorganization, for each share they held, shareholders of Legg Mason Partners Small Cap Growth Opportunities Fund Class A, Class B, Class C and Class I received 1.327324, 1.226251, 1.364932 and 1.333170 shares of the Fund’s Class A, Class B, Class C and Class I shares, respectively.

The total net assets of the Fund was $726,555,907.

The total net assets of the Legg Mason Partners Small Cap Growth Fund and Legg Mason Partners Small Cap Growth Opportunities Fund before acquisition included unrealized appreciation of $447,873 and $9,215,477, respectively,

28	Legg Mason Partners Small Cap Growth Fund 2008 Semi-Annual Report

accumulated net realized gain (loss) of $(231,335,993) and $2,002, respectively, and accumulated net investment loss of $1,620 and $85,021. Total net assets of the Fund immediately after the transfer were $1,017,243,045. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

9. Capital loss carryforward

On December 31, 2007, the Fund had a net capital loss carryforward of approximately $27,223,062 which expires on December 31, 2010. This amount will be available to offset any future taxable gains.

10. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as subtransfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and

Legg Mason Partners Small Cap Growth Fund 2008 Semi-Annual Report	29

Notes to financial statements (unaudited) continued

desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

11. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive

30	Legg Mason Partners Small Cap Growth Fund 2008 Semi-Annual Report

brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 10. The

Legg Mason Partners Small Cap Growth Fund 2008 Semi-Annual Report	31

Notes to financial statements (unaudited) continued

complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

12. Recent accounting pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

32	Legg Mason Partners Small Cap Growth Fund 2008 Semi-Annual Report

Legg Mason Partners

Small Cap Growth Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Robert M. Frayn, Jr.

R. Jay Gerken, CFA
Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Advisors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

PNC Global Investment Servicing (formerly, PFPC Inc.)

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Partners Small Cap Growth Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS SMALL CAP GROWTH FUND

Legg Mason Partners Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Legg Mason Partners Small Cap Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2008 Legg Mason Investor Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	In the Pensions & Investments May 27, 2008 ranking, Legg Mason is the 9th largest asset manager in the world based on worldwide assets under management as of December 31, 2007.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX011195 8/08 SR08-632

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTING FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken) Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Equity Trust

Date: August 28, 2008

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Equity Trust

Date: August 28, 2008